UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22075

Morgan Stanley Series Funds

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Morgan Stanley Diversified International Equity Fund

Portfolio of Investments October 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.6%)
	Australia (3.5%)
	Airlines
1,741	Qantas Airways Ltd.	$9,635
	Apparel/Footwear
2,108	Pacific Brands Ltd.	6,877
	Construction Materials
1,245	Boral Ltd.	7,918
	Containers/Packaging
1,214	Amcor Ltd.	7,972
	Financial Conglomerates
1,130	Suncorp-Metway Ltd.	21,469
	Food: Major Diversified
6,003	Goodman Fielder Ltd.	11,827
	Hospital/Nursing Management
1,466	Symbion Health Ltd.	5,554
	Major Banks
414	Commonwealth Bank of Australia	23,890
	Medical/Nursing Services
381	Sonic Healthcare Ltd.	6,148
	Miscellaneous Manufacturing
6,632	Futuris Corporation Ltd.	13,161
	Oil Refining/Marketing
397	Caltex Australia Ltd.	7,995
	Pulp & Paper
3,066	PaperlinX Ltd.	7,945
	Real Estate Investment Trusts
10	CFS Gandel Retail Trust (Units)†	22,826
1,135	Westfield Group (Stapled Securities)	23,207
		46,033
	Total Australia	176,424
	Austria (1.5%)
	Construction Materials
411	RHI AG*	21,067
	Major Telecommunications
913	Telekom Austria AG	26,249
	Oil Refining/Marketing
396	OMV AG	29,714
	Total Austria	77,030
	Belgium (2.1%)
	Apparel/Footwear Retail
189	Delhaize Group	17,960
	Financial Conglomerates
1,337	Fortis	42,919
	Major Telecommunications
531	Belgacom S.A.	25,444

	Other Metals/Minerals
81	Umicore	20,261
	Total Belgium	106,584
	Bermuda (0.2%)
	Construction Materials
2,000	Cheung Kong Infrastructure Holdings Ltd.	7,865
	Denmark (0.9%)
	Marine Shipping
1	A P Moller - Maersk A/S	13,889
	Pharmaceuticals: Major
265	Novo Nordisk A/S (Series B)	33,003
	Total Denmark	46,892
	Finland (1.1%)
	Pulp & Paper
1,151	Stora Enso Oyj (Registered Shares)	21,189
	Telecommunication Equipment
857	Nokia Oyj	34,038
	Total Finland	55,227
	France (10.7%)
	Automotive Aftermarket
133	Compagnie Generale des Etablissements Michelin (B Shares)	17,894
	Building Products
146	Compagnie de Saint-Gobain	15,774
	Department Stores
93	PPR S.A.	18,484
	Electric Utilities
572	Suez S.A. (Paris Exchange)	37,325
	Electrical Products
116	Schneider Electric S.A.	16,027
	Engineering & Construction
205	VINCI S.A.	16,878
	Household/Personal Care
138	L'Oreal S.A.	18,163
	Integrated Oil
354	Total S.A.	28,569
	Major Banks
367	BNP Paribas	40,652
236	Societe Generale	39,783
		80,435
	Major Telecommunications
755	France Telecom S.A.	27,926
	Media Conglomerates
431	Vivendi S.A.	19,459
	Motor Vehicles
215	PSA Peugeot Citroen	19,992
116	Renault S.A.	19,566
		39,558
	Multi-Line Insurance
942	Axa	42,293
1,574	Scor SE	43,026
		85,319
	Pharmaceuticals: Major
357	Sanofi-Aventis	31,410
	Publishing: Books/Magazines
218	Lagardere S.C.A.	18,473
	Regional Banks
1,059	Credit Agricole S.A.	42,013

	Telecommunication Equipment
3,117	Alcatel S.A.*	30,190
	Total France	543,897
	Germany (8.1%)
	Air Freight/Couriers
532	Deutsche Post AG (Registered Shares)	16,150
	Airlines
537	Deutsche Lufthansa AG (Registered Shares)	15,885
	Auto Parts: O.E.M.
131	Continental AG	19,846
	Chemicals: Major Diversified
148	BASF AG	20,490
	Electric Utilities
183	E.ON AG	35,781
267	RWE AG*	36,519
		72,300
	Engineering & Construction
195	Bilfinger & Berger Bau AG	17,462
	Industrial Conglomerates
114	Siemens AG (Registered Shares)	15,532
319	ThyssenKrupp AG	21,343
		36,875
	Major Banks
316	Deutsche Bank AG (Registered Shares)	42,335
	Major Telecommunications
1,270	Deutsche Telekom AG (Registered Shares)	26,076
	Medical/Nursing Services
612	Fresenius Medical Care AG & Co. KGaA	32,375
	Motor Vehicles
178	DaimlerChrysler AG (Registered Shares)	19,680
75	Volkswagen AG*	21,539
		41,219
	Multi-Line Insurance
183	Allianz SE (Registered Shares)	41,284
	Packaged Software
551	SAP AG (Germany)	29,887
	Total Germany	412,184
	Hong Kong (4.0%)
	Apparel/Footwear Retail
12,000	Giordano International Ltd.	5,612
	Electric Utilities
1,000	CLP Holdings Ltd.	6,750
	Industrial Conglomerates
1,000	Hutchison Whampoa Ltd.	12,603
2,000	Swire Pacific Ltd. (Class A)	28,640
		41,243
	Investment Banks/Brokers
500	Hong Kong Exchanges & Clearing Ltd.	16,685
	Major Banks
8,500	BOC Hong Kong (Holdings) Ltd.	24,355
1,200	Hang Seng Bank Ltd.	24,875
		49,230
	Miscellaneous Manufacturing
17,500	Johnson Electric Holdings Ltd.	9,821

	Real Estate Development
1,000	Cheung Kong (Holdings) Ltd.	19,646
3,000	Henderson Land Development Co., Ltd.	26,895
1,000	Sun Hung Kai Properties Ltd.	19,112
		65,653
	Tools/Hardware
5,500	Techtronic Industries Co., Ltd.	5,948
	Total Hong Kong	200,942

	Ireland (1.1%)
	Beverages: Alcoholic
2,160	C&C Group PLC	17,281

	Food: Specialty/Candy
637	Kerry Group PLC (A Shares)	19,112

	Miscellaneous
2,786	Greencore Group PLC	18,972
	Total Ireland	55,365

	Italy (4.1%)
	Electric Utilities
2,951	Enel SpA	35,353

	Integrated Oil
748	Eni SpA	27,335

	Major Banks
5,388	Intesa Sanpaolo	42,747
4,784	UniCredito Italiano SpA	41,136
		83,883
	Motor Vehicles
587	Fiat SpA*	19,032

	Regional Banks
1,567	Banche Popolari Unite	43,585
	Total Italy	209,188

	Japan (c) (21.2%)
	Advertising/Marketing Services
170	Hakuhodo DY Holdings, Inc.	12,314

	Agricultural Commodities/Milling
2,000	Nichirei Corp.	8,551

	Apparel/Footwear
1,000	Onward Kashiyama Co., Ltd.	10,282

	Auto Parts: O.E.M.
300	Toyota Industries Corp.	12,815

	Building Products
700	JS Group Corp.	11,310
2,000	Nippon Sheet Glass Company, Ltd.	12,135
2,000	Sanwa Shutter Corp.	10,530
		33,975
	Chemicals: Major Diversified
1,500	Mitsubishi Chemical Holdings Corp.*	12,373

	Chemicals: Specialty
2,000	Dainippon Ink & Chemicals, Inc.	9,568
1,000	Mitsui Chemicals, Inc.	9,361
3,000	Showa Denko K.K.	11,698
		30,627
	Computer Processing Hardware
2,000	Fujitsu Ltd.	15,767

	Construction Materials
3,000	Taiheiyo Cement Corp.	9,409

	Department Stores
2,000	Hankyu Department Stores, Inc.	16,655

	Electric Utilities
800	Kansai Electric Power Co., Inc. (The)	18,006
800	Tokyo Electric Power Co., Inc. (The)	20,295
		38,301
	Electrical Products
3,000	Fuji Electric Holdings Co., Ltd.	11,349

	Electronic Components
1,000	Alps Electric Co., Ltd.	12,506

	Electronic Distributors
600	Canon Marketing Japan Inc.	11,784

	Electronic Equipment/Instruments
200	Canon Inc.	10,106
100	Kyocera Corp.	8,468
1,000	Matsushita Electric Industrial Co., Ltd.	19,112
6,000	Oki Electric Industry Co., Ltd.	10,191
1,000	Ricoh Co., Ltd.	19,714
		67,591
	Electronics/Appliance Stores
1,100	EDION Corp.	12,601

	Electronics/Appliances
200	FUJIFILM Holdings Corp.	9,556
1,000	Pioneer Corp.	11,125
300	Sony Corp.	14,822
		35,503
	Engineering & Construction
3,000	Kajima Corp.	10,616
2,000	Shimizu Corporation	10,438
4,000	Taisei Corp.	12,015
		33,069
	Finance/Rental/Leasing
60	Orix Corp.	12,211

	Food Retail
500	Aeon Co., Ltd.	7,836
500	Circle K Sunkus Co., Ltd.	7,640
200	Lawson, Inc.	6,916
300	Matsumotokiyoshi Co., Ltd.	5,318
300	Seven & I Holdings Co., Ltd.*	7,724
		35,434
	Food: Meat/Fish/Dairy
1,000	Meiji Dairies Corp.	5,289

	Home Building
2,000	Sekisui Chemical Co., Ltd.	13,658

	Industrial Conglomerates
2,000	Hitachi, Ltd.	13,571

	Industrial Machinery
2,000	Mitsubishi Heavy Industries, Ltd.	11,670

	Industrial Specialties
1,000	Asahi Glass Company, Ltd.	13,745

	Information Technology Services
600	TIS Inc.	10,550

	Integrated Oil
100	Idemitsu Kosan Co., Ltd.	11,597

	Investment Banks/Brokers
1,000	Daiwa Securities Group Inc.	9,632
1,000	Nikko Cordial Corp.	14,352
800	Nomura Holdings, Inc.	14,253
		38,237
	Major Banks
1,300	Mitsubishi UFJ Financial Group, Inc.	12,950
2,000	Mitsui Trust Holdings, Inc.	15,974
1	Sumitomo Mitsui Financial Group, Inc.	8,160
2,000	Sumitomo Trust & Banking Co., Ltd. (The)	14,853
		51,937

	Major Telecommunications
5	Nippon Telegraph & Telephone Corp.	22,911
	Marine Shipping
2,000	Nippon Yusen Kabushiki Kaisha	20,636
	Medical Specialties
600	Suzuken Co., Ltd.	19,382
	Metal Fabrications
3,000	Mitsui Mining & Smelting Co., Ltd.	12,705
	Metals
5,000	Nippon Light Metal Co.	10,284
	Motor Vehicles
400	Honda Motor Co., Ltd. (Japan)	14,989
1,200	Nissan Motor Co., Ltd.	13,826
200	Toyota Motor Corp.	11,426
		40,241
	Office Equipment/Supplies
1,100	Kokuyo Co., Ltd.	9,685
	Office/Plant Automation
2,000	Dainippon Screen Manufacturing Co., Ltd.	11,963
	Oil Refining/Marketing
1,000	Nippon Oil Corp.	8,874
	Packaged Software
600	Fuji Soft ABC Inc.	11,889
	Pharmaceuticals: Major
300	Takeda Pharmaceutical Co., Ltd.	18,725
	Pharmaceuticals: Other
400	Eisai Co., Ltd.	16,779
	Property - Casualty Insurers
300	Millea Holdings, Inc.	11,816
1,000	Mitsui Sumitomo Insurance Co., Ltd.	11,404
		23,220
	Pulp & Paper
3	Nippon Paper Group, Inc.	9,007
2,000	Oji Paper Co., Ltd.	9,151
		18,158
	Real Estate Development
1,000	Mitsubishi Estate Co., Ltd.	29,880
1,000	Mitsui Fudosan Co., Ltd.	27,609
1,000	Sumitomo Realty & Development Co., Ltd.	35,190
		92,679
	Semiconductors
2,000	Sanken Electric Co., Ltd	11,368
	Textiles
2,000	Teijin Ltd.	9,637
5,000	Toyobo Co., Ltd.	11,750
		21,387
	Trucks/Construction/Farm Machinery
300	Komatsu Ltd.	10,050
	Wholesale Distributors
500	Autobacs Seven Co., Ltd.	11,582
500	Hitachi High-Technologies Corp.	11,231
1,000	Itochu Corp.	12,731
1,000	Marubeni Corporation	8,560
400	Mitsubishi Corp.	12,435
1,000	Mitsui & Co., Ltd.	25,997
600	Sumitomo Corporation	10,454
		92,990
	Total Japan	1,077,297
	Luxembourg (0.4%)
	Steel
265	ArcelorMittal	21,444

	Netherlands (3.5%)
	Aerospace & Defense
502	European Aeronautic Defence and Space Co.*	17,101
	Air Freight/Couriers
377	TNT NV	15,500
	Financial Conglomerates
939	ING Groep NV (Share Certificates)	42,381
	Food: Major Diversified
595	Unilever NV (Share Certificates)	19,379
	Industrial Conglomerates
418	Koninklijke (Royal) Philips Electronics NV	17,355
	Personnel Services
664	Vedior NV - CVA (Dutch Certificates)	15,181
	Semiconductors
1,915	STMicroelectronics NV	32,885
	Wholesale Distributors
1,401	Buhrmann NV	15,611
	Total Netherlands	175,393
	New Zealand (0.1%)
	Electronics/Appliances
2,154	Fisher & Paykel Appliances Holdings Ltd.	5,850
	Norway (1.3%)
	Agricultural Commodities/Milling
15,889	Pan Fish ASA (Norway)	16,179
	Integrated Oil
867	Statoil ASA	29,355
	Pulp & Paper
2,008	Norske Skogindustrier ASA	22,168
	Total Norway	67,702
	Portugal (0.5%)
	Cable/Satellite Tv
246	PT Multimedia - Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	3,342
	Major Telecommunications
1,743	Portugal Telecom, SGPS, S.A. (Registered Shares)	23,410
	Total Portugal	26,752
	Singapore (1.8%)
	Airlines
1,000	Singapore Airlines Ltd.	13,654
	Electronic Components
1,000	Venture Corp., Ltd.	9,740
	Industrial Conglomerates
1,000	Keppel Corp. Ltd.	10,319
	Major Telecommunications
6,000	Singapore Telecommunications Ltd.	17,044
	Marine Shipping
3,000	Neptune Orient Lines Ltd.	10,838
	Oil Refining/Marketing
2,000	Singapore Petroleum Co.	11,405
	Semiconductors
6,000	Chartered Semiconductor Manufacturing Ltd.*	4,777

	Specialty Stores
1,000	Jardine Cycle & Carriage Ltd.	14,680
	Total Singapore	92,457
	Spain (2.8%)
	Engineering & Construction
289	ACS, Actividades de Construccion y Servicios, S.A.	17,989
	Food: Specialty/Candy
903	Ebro Puleva, S.A.	18,627
	Integrated Oil
761	Repsol YPF, S.A.	30,199
	Major Banks
1,744	Banco Bilbao Vizcaya Argentaria, S.A.	44,126
	Major Telecommunications
902	Telefonica S.A.	29,865
	Total Spain	140,806
	Sweden (1.9%)
	Food Retail
531	Axfood AB	18,768
	Miscellaneous Manufacturing
641	Trelleborg AB (Series B)	16,423
	Regional Banks
2,459	Nordea Bank AB	44,136
	Trucks/Construction/Farm Machinery
846	Volvo AB (B Shares)	16,719
	Total Sweden	96,046
	Switzerland (5.3%)
	Auto Parts: O.E.M.
32	Rieter Holding AG (Registered Shares)	18,645
	Chemicals: Specialty
389	Ciba Specialty Chemicals AG (Registered Shares)	19,376
1,590	Clariant AG (Registered Shares)*	20,438
		39,814
	Financial Conglomerates
736	UBS AG (Registered Shares)	39,502
	Food: Major Diversified
42	Nestle S.A. (Registered Shares)	19,415
	Industrial Conglomerates
583	ABB Ltd. (Registered Shares)*	17,628
	Major Banks
614	Credit Suisse Group (Registered Shares)	41,452
	Other Consumer Specialties
295	Swatch Group AG (Registered Shares)	18,527
	Personnel Services
248	Adecco S.A. (Registered Shares)	14,965
	Pharmaceuticals: Major
580	Novartis AG (Registered Shares)	30,900
174	Roche Holding AG	29,744
		60,644
	Total Switzerland	270,592
	United Kingdom (c) (23.5%)
	Aerospace & Defense
983	BAE Systems PLC	10,213
	Airlines
1,146	British Airways PLC*	10,661

	Chemicals: Major Diversified
998	Johnson Matthey PLC	37,221
	Department Stores
818	Marks & Spencer Group PLC	11,122
	Electric Utilities
2,189	British Energy Group PLC	24,376
2,721	International Power PLC	27,768
		52,144
	Electrical Products
1,084	Farnell Electronics PLC	3,672
	Electronic Equipment/Instruments
1,487	Invensys PLC	10,130
	Electronics/Appliance Stores
3,655	DSG International PLC	9,866
	Food Retail
3,399	Tesco PLC	34,577
	Food: Specialty/Candy
3,688	Tate & Lyle PLC	33,500
	Home Building
689	Barratt Developments PLC	9,386
478	Bellway PLC	10,726
500	Persimmon PLC	10,952
1,811	Taylor Woodrow PLC	9,373
		40,437
	Home Improvement Chains
2,711	Kingfisher PLC	11,153
310	Travis Perkins PLC	9,439
		20,592
	Hotels/Resorts/Cruiselines
217	Carnival PLC	10,166
	Industrial Machinery
4,926	FKI PLC	9,534
	Information Technology Services
1,245	LogicaCMG PLC (United Kingdom)	4,227
	Integrated Oil
3,553	BG Group PLC	65,772
5,156	BP PLC	67,043
1,515	Royal Dutch Shell PLC (B Shares)	66,055
		198,870
	Investment Managers
1,614	3I Group PLC	36,543
	Life/Health Insurance
2,215	Prudential PLC	36,169
	Major Banks
2,593	Barclays PLC	32,906
1,794	HBOS PLC	32,705
1,818	HSBC Holdings PLC	36,019
3,062	Royal Bank of Scotland Group PLC	33,038
		134,668
	Major Telecommunications
6,591	BT Group PLC	44,818
	Miscellaneous Commercial Services
2,331	Group 4 Securicor PLC	10,346
	Other Metals/Minerals
502	Anglo American PLC	34,657
955	BHP Billiton PLC	36,432
392	Rio Tinto PLC	36,698
		107,787
	Pharmaceuticals: Major
788	AstraZeneca PLC	38,916
1,538	GlaxoSmithKline PLC	39,668
		78,584

	Publishing: Books/Magazines
686	Pearson PLC	11,405
	Pulp & Paper
3,795	Mondi PLC	35,308
	Real Estate Investment Trusts
1,572	British Land Company PLC	35,580
1,499	Hammerson PLC	34,787
		70,367
	Tobacco
935	British American Tobacco PLC	35,635
712	Imperial Tobacco Group PLC	36,106
		71,741
	Wholesale Distributors
547	Wolseley PLC	9,510
	Wireless Telecommunications
11,848	Vodafone Group PLC	46,733
	Total United Kingdom	1,190,911
	Total Common Stocks
	(Cost $4,973,742)	5,056,848

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (0.6%)
	Investment Company
30	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $29,902)		29,902
	Total Investments
	(Cost $5,003,644) (b)	100.2%	5,086,750
	Liabilities in Excess of Other Assets	(0.2)	(8,723)
	Net Assets	100.0%	$5,078,027
______________

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(c)

October 31, 2007, investments in securities of issuers in Japan and the United Kingdom represented 21.2% and 23.5%, respectively of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

Morgan Stanley Diversified International Equity Fund
Summary of Investments	October 31, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Banks	$551,956	10.9%
Integrated Oil	325,925	6.4
Major Telecommunications	243,743	4.8
Electric Utilities	242,174	4.8
Pharmaceuticals: Major	222,366	4.4
Real Estate Development	158,332	3.1
Financial Conglomerates	146,271	2.9
Motor Vehicles	140,050	2.8
Industrial Conglomerates	136,991	2.7
Regional Banks	129,734	2.6
Other Metals/Minerals	128,048	2.5
Multi-Line Insurance	126,603	2.5
Wholesale Distributors	118,111	2.3
Real Estate Investment Trusts	116,400	2.3
Pulp & Paper	104,768	2.1
Food Retail	88,779	1.7
Engineering & Construction	85,398	1.7
Electronic Equipment/Instruments	77,721	1.5
Tobacco	71,741	1.4
Food: Specialty/Candy	71,239	1.4
Chemicals: Specialty	70,441	1.4
Chemicals: Major Diversified	70,083	1.4
Telecommunication Equipment	64,228	1.3
Oil Refining/Marketing	57,988	1.1
Investment Banks/Brokers	54,922	1.1
Home Building	54,095	1.1
Auto Parts: O.E.M.	51,306	1.0
Food: Major Diversified	50,621	1.0
Airlines	49,835	1.0
Building Products	49,749	1.0
Semiconductors	49,030	1.0
Wireless Telecommunications	46,733	0.9
Department Stores	46,261	0.9
Construction Materials	46,259	0.9
Marine Shipping	45,363	0.9

Packaged Software	41,776	0.8
Electronics/Appliances	41,354	0.8
Miscellaneous Manufacturing	39,405	0.8
Medical/Nursing Services	38,523	0.8
Investment Managers	36,543	0.7
Life/Health Insurance	36,169	0.7
Air Freight/Couriers	31,650	0.6
Electrical Products	31,048	0.6
Personnel Services	30,146	0.6
Investment Company	29,902	0.6
Publishing: Books/Magazines	29,878	0.6
Aerospace & Defense	27,314	0.5
Trucks/Construction/Farm Machinery	26,769	0.5
Agricultural Commodities/Milling	24,729	0.5
Apparel/Footwear Retail	23,572	0.5
Property - Casualty Insurers	23,220	0.5
Electronics/Appliance Stores	22,467	0.4
Electronic Components	22,246	0.4
Steel	21,444	0.4
Textiles	21,387	0.4
Industrial Machinery	21,204	0.4
Home Improvement Chains	20,592	0.4
Media Conglomerates	19,459	0.4
Medical Specialties	19,382	0.4
Miscellaneous	18,972	0.4
Other Consumer Specialties	18,527	0.4
Household/Personal Care	18,163	0.4
Automotive Aftermarket	17,894	0.4
Beverages: Alcoholic	17,281	0.3
Apparel/Footwear	17,159	0.3
Pharmaceuticals: Other	16,779	0.3
Computer Processing Hardware	15,767	0.3
Information Technology Services	14,777	0.3
Specialty Stores	14,680	0.3
Industrial Specialties	13,745	0.3
Metal Fabrications	12,705	0.2
Advertising/Marketing Services	12,314	0.2
Finance/Rental/Leasing	12,211	0.2
Office/Plant Automation	11,963	0.2
Electronic Distributors	11,784	0.2
Miscellaneous Commercial Services	10,346	0.2
Metals	10,284	0.2
Hotels/Resorts/Cruiselines	10,166	0.2
Office Equipment/Supplies	9,685	0.2
Containers/Packaging	7,972	0.2
Tools/Hardware	5,948	0.1
Hospital/Nursing Management	5,554	0.1

Food: Meat/Fish/Dairy	5,289	0.1
Cable/Satellite Tv	3,342	0.1
	$5,086,750	100.0%

Morgan Stanley Diversified Large Cap Equity Fund
Portfolio of Investments October 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (96.6%)
	Aerospace & Defense (3.0%)
494	Boeing Co. (The)	$48,703
451	Lockheed Martin Corp.	49,628
633	Northrop Grumman Corp.	52,931
		151,262
	Air Freight/Couriers (1.0%)
467	FedEx Corp.	48,260

	Apparel/Footwear (1.0%)
1,117	Jones Apparel Group, Inc.	23,390
391	Nike, Inc. (Class B)	25,908
		49,298
	Auto Parts: O.E.M. (0.5%)
595	Johnson Controls, Inc.	26,013

	Beverages: Non-Alcoholic (2.6%)
707	Coca-Cola Co. (The)	43,664
1,016	Pepsi Bottling Group, Inc. (The)	43,769
556	PepsiCo, Inc.	40,988
		128,421
	Building Products (1.0%)
2,065	Masco Corp.	49,725

	Cable/Satellite TV (0.4%)
1,002	Comcast Corp. Special (Class A)*	20,912

	Chemicals: Major Diversified (1.0%)
558	Dow Chemical Co. (The)	25,132
376	Eastman Chemical Co.	25,038
		50,170
	Chemicals: Specialty (0.5%)
391	Ashland Inc.	22,960

	Commercial Printing/Forms (1.1%)
1,308	Donnelley (R.R.) & Sons Co.	52,699

	Computer Communications (1.0%)
1,566	Cisco Systems, Inc.*	51,772

	Computer Peripherals (1.2%)
2,377	EMC Corp.*	60,352

	Computer Processing Hardware (2.2%)
307	Apple Inc.*	58,315
990	Hewlett-Packard Co.	51,163
		109,478
	Data Processing Services (1.1%)
917	Computer Sciences Corp.*	53,544

	Department Stores (0.5%)
1,057	Dillard’s, Inc. (Class A)	24,343

	Discount Stores (1.7%)
163	Sears Holdings Corp.*	21,971
364	Target Corp.	22,335
906	Wal-Mart Stores, Inc.	40,960
		85,266
	Electric Utilities (3.5%)
1,446	Duke Energy Corp.	27,720
241	Entergy Corp.	28,889
356	Exelon Corp.	29,470
414	FirstEnergy Corp.	28,856
440	FPL Group, Inc.	30,105
305	Public Service Enterprise Group	29,158
		174,198
	Electronic Equipment/Instruments (1.1%)
3,080	Xerox Corp.*	53,715

	Electronics/Appliance Stores (0.5%)
482	Best Buy Co., Inc.	23,387

	Environmental Services (1.0%)
3,851	Allied Waste Industries, Inc.*	48,677

	Finance/Rental/Leasing (2.7%)
735	Fannie Mae	41,924
779	Freddie Mac	40,687
1,074	Ryder System, Inc.	51,391
		134,002
	Financial Conglomerates (3.8%)
796	American Express Co.	48,516
1,036	Citigroup, Inc. (Note 4)	43,408
1,033	JPMorgan Chase & Co.	48,551
494	Prudential Financial, Inc.	47,780
		188,255

	Food Retail (1.7%)
1,229	Safeway Inc.	41,786
1,140	SUPERVALU, Inc.	44,175
		85,961
	Forest Products (0.5%)
343	Weyerhaeuser Co.	26,037

	Home Building (0.9%)
846	Centex Corp.	21,201
824	KB Home	22,775
		43,976
	Home Furnishings (0.5%)
1,210	Leggett & Platt, Inc.	23,510

	Home Improvement Chains (0.9%)
708	Home Depot, Inc. (The)	22,309
827	Lowe’s Companies, Inc.	22,238
		44,547
	Household/Personal Care (0.8%)
577	Procter & Gamble Co. (The)	40,113

	Industrial Conglomerates (1.9%)
1,195	General Electric Co.	49,186
1,103	Tyco International Ltd. (Bermuda)	45,411
		94,597
	Information Technology Services (1.0%)
438	International Business Machines Corp.	50,861

	Integrated Oil (4.1%)
740	Chevron Corp.	67,717
798	ConocoPhillips	67,798
744	Exxon Mobil Corp.	68,441
		203,956
	Internet Software/Services (1.2%)
83	Google Inc. (Class A)*	58,681

	Investment Banks/Brokers (4.0%)
740	Ameriprise Financial, Inc.	46,605
2,146	Charles Schwab Corp. (The)	49,873
77	CME GROUP INC	51,301
212	Goldman Sachs Group, Inc. (The)	52,559
		200,338
	Life/Health Insurance (1.0%)
694	MetLife, Inc.	47,782

	Major Banks (1.8%)
930	Bank of America Corp.	44,900
1,317	Wells Fargo & Co.	44,791
		89,691
	Major Telecommunications (2.8%)
497	ALLTEL Corp.	35,362
834	AT&T Inc.	34,853
1,988	Sprint Nextel Corp.	33,995
794	Verizon Communications, Inc.	36,580
		140,790
	Managed Health Care (4.1%)
930	Aetna, Inc.	52,238
951	CIGNA Corp.	49,918
712	Humana, Inc.*	53,364
641	WellPoint Inc.*	50,786
		206,306
	Media Conglomerates (0.5%)
673	Disney (Walt) Co. (The)	23,306

	Multi-Line Insurance (0.9%)
701	American International Group, Inc.	44,247

	Oil & Gas Production (1.4%)
1,035	Occidental Petroleum Corp.	71,467

	Oil Refining/Marketing (4.4%)
1,172	Marathon Oil Corp.	69,300
1,334	Tesoro Corp.	80,747
955	Valero Energy Corp.	67,261
		217,308
	Oilfield Services/Equipment (1.3%)
658	Schlumberger Ltd. (Netherlands Antilles)	63,543

	Other Consumer Services (1.0%)
1,326	eBay Inc.*	47,869

	Packaged Software (2.3%)
1,699	Microsoft Corp.	62,540
2,280	Oracle Corp.*	50,548
		113,088
	Pharmaceuticals: Major (6.1%)
929	Abbott Laboratories	50,742
1,708	Bristol-Myers Squibb Co.	51,223
770	Johnson & Johnson	50,181
956	Merck & Co., Inc.	55,697
2,002	Pfizer, Inc.	49,269

1,575	Schering-Plough Corp.	48,069
		305,181
	Property - Casualty Insurers (3.7%)
774	ACE Ltd. (Cayman Islands)	46,912
832	Allstate Corp. (The)	43,597
12	Berkshire Hathaway Inc. (Class B)*	52,968
601	XL Capital Ltd. (Class A) (Cayman Islands)	43,242
		186,719
	Pulp & Paper (0.5%)
696	International Paper Co.	25,724

	Recreational Products (0.5%)
821	Hasbro, Inc.	24,507

	Regional Banks (1.0%)
684	Northern Trust Corp.	51,444

	Restaurants (0.5%)
417	McDonald’s Corp.	24,895

	Savings Banks (1.0%)
3,064	Hudson City Bancorp, Inc.	47,982

	Semiconductors (3.1%)
2,005	Intel Corp.	53,935
4,930	Micron Technology, Inc.*	51,814
1,419	Texas Instruments Inc.	46,259
		152,008
	Services to the Health Industry (1.1%)
561	Medco Health Solutions Inc.*	52,947

	Specialty Stores (1.3%)
1,301	AutoNation, Inc.*	23,015
1,107	Office Depot, Inc.*	20,767
717	OfficeMax Inc.	22,693
		66,475
	Specialty Telecommunications (0.7%)
2,565	Windstream Corp.	34,499

	Steel (0.5%)
241	United States Steel Corp.	26,004

	Telecommunication Equipment (1.0%)
2,780	Motorola, Inc.	52,236

	Tobacco (3.4%)
584	Altria Group, Inc.	42,591

490	Loews Corp.- Carolina Group	42,032
655	Reynolds American, Inc.	42,202
839	UST, Inc.	44,735
		171,560
	Trucks/Construction/Farm Machinery (0.9%)
611	Caterpillar Inc.	45,587

	TOTAL COMMON STOCKS (Cost $4,829,339)	4,812,451

NUMBER OF SHARES (000)			VALUE
	SHORT-TERM INVESTMENT (a)(3.3%)
	Investment Company
165	Morgan Stanley Institutional Liquidity Money-Market Portfolio - Institutional Class (Cost $165,492)		165,492
	TOTAL INVESTMENTS (Cost $4,994,831)(b)	99.9%	4,977,943
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	2,413
	NET ASSETS	100.0%	$4,980,356
______________
*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Trust’s/Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s/Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Series Funds
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer December 20, 2007

/s/ Francis Smith
Francis Smith Principal Financial Officer December 20, 2007

3

Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Series Funds;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: December 20, 2007

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Series Funds;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: December 20, 2007

/s/ Francis Smith
Francis Smith Principal Financial Officer

5